Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended
	Jan. 31, 2012	Mar. 31, 2015 sqft	Dec. 31, 2014 sqft	Jul. 07, 2014
Commitments and Contingencies [Line Items]
Area of Land		2,390	2,390
License Expiration Period	12 years
Net Extinguished, Fair Value of Stock Consideration Received			$ 240,000
License Costs		12,500	12,500
Payments for Royalties	100,000
Operating Leases, Future Minimum Payments Due		$ 12,500	$ 12,500
Description on Civil Penalties for Failure to File an FBAR		greater of $100,000 per year or 50%	greater of $100,000 per year or 50%
Licensor [Member]
Commitments and Contingencies [Line Items]
Stock Issued During Period, Shares, Other				15,036